Fair Value Disclosures (Non-Pension Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 55.9		$ 78.1
Liabilities			2.0
Cash and cash equivalents	170.2		139.6		278.3	275.4
Other assets	309.2		307.6
Money Market Fund Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		10.5
Investment Securities, Including Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	17.7		22.7
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	35.8		42.3
Foreign Currency Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2.4		2.6
Liabilities			2.0
Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	5.1		7.4
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	12.6		15.3
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	7.3		7.4
Liabilities			0
Fair Value, Inputs, Level 1 [Member] | Money Market Fund Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Fair Value, Inputs, Level 1 [Member] | Investment Securities, Including Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	7.3	[1]	7.4	[1]
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Currency Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Liabilities			0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	48.6		70.7
Liabilities			2.0
Fair Value, Inputs, Level 2 [Member] | Money Market Fund Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		10.5	[2]
Fair Value, Inputs, Level 2 [Member] | Investment Securities, Including Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	10.4	[1]	15.3	[1]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	35.8		42.3
Fair Value, Inputs, Level 2 [Member] | Foreign Currency Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	2.4		2.6
Liabilities			2.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Liabilities			0
Fair Value, Inputs, Level 3 [Member] | Money Market Fund Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Fair Value, Inputs, Level 3 [Member] | Investment Securities, Including Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Currency Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0		0
Liabilities			$ 0

[1]	The values of investment securities, including mutual funds, are classified as cash and cash equivalents ($5.1 million and $7.4 million as of December 31, 2011 and 2010, respectively) and other assets ($12.6 million and $15.3 million as of December 31, 2011 and 2010, respectively). For mutual funds that are publicly traded, fair value is determined on the basis of quoted market prices and, accordingly, these investments have been classified as Level 1. Other investment securities are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date and have been classified as Level 2.
[2]	Investments in money market funds are classified as cash equivalents due to their short-term nature and the ability for them to be readily converted into cash. Investments in money market funds are valued at the net asset value per share or unit multiplied by the number of shares or units held as of the measurement date and, accordingly, have been classified as Level 2 investments.